Property and Equipment, Net - Narrative (FY) (Details) - USD ($)	1 Months Ended			12 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Jan. 31, 2025	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets				$ 3,500,000
Laboratory equipment | Disposal group classified as held for sale or to be disposed of by sale
Property, Plant and Equipment [Line Items]
Depreciation on equipment				0
Laboratory equipment and certain other assets
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets				$ 2,600,000
Laboratory equipment and certain other assets | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		$ 1,200,000
Employee Severance
Property, Plant and Equipment [Line Items]
Workforce reduction	75.00%		55.00%